Investments in equity accounted units (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Investments Accounted For Using Equity Method Explanatory [Abstract]
Summary of investments in equity accounted units
Summary balance sheet (Rio Tinto share)

	2020 US$m	2019 US$m
Rio Tinto's share of assets
– Non-current assets	5,307	5,820
– Current assets	1,077	831
	6,384	6,651
Rio Tinto's share of liabilities
– Current liabilities	(785)	(675)
– Non-current liabilities	(1,835)	(2,005)
	(2,620)	(2,680)
Rio Tinto's share of net assets	3,764	3,971